Taxes (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Provision for income tax
Deferred income tax provision	$ (8,984)	$ (961,506)	$ (9,033)
Income tax provision	8,925	222,122	(314,273)
Provision for Income Tax [Member]
Provision for income tax
Current income tax provision	59	(203,551)	323,306
Deferred income tax provision	(8,984)	(18,571)	(9,033)
Income tax provision	$ (8,925)	$ (222,122)	$ 314,273